SHARE CAPlTAL (Tables)	3 Months Ended
Mar. 31, 2026
Schedule Of Fair Value and Allocation Between Share Capital and Contributed Surplus

	2026-03-31		2025-12-31
	Number	$	Number	$
Opening balance	13,069,567	86,606,375	195,647	54,994,088
Issue of share capital (a)	15,149	47,796	12,860,587	31,364,312
Convertible Debenture (b)	—	—	—	(142,571)
Debenture conversion in share capital (c)	—	—	13,333	390,546
Closing balance	13,084,716	86,654,171	13,069,567	86,606,375